Quarterly Financial Information (Unaudited)	6 Months Ended
Dec. 31, 2020
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

Note 10—Quarterly Financial Information (Unaudited)

The following tables contain unaudited consolidated quarterly financial information for the quarterly period ended September 30, 2020 that has been updated to reflect the restatement and revision of the Company’s consolidated financial statements as described in Note 2—Restatement of Previously Issued Financial Statements. The restatement and revision had no impact on net cash flows from operating, investing or financing activities. The Company has not amended its previously filed Quarterly Report on Form 10-Q for the Affected Period. The financial information that has been previously filed or otherwise reported for the Affected Period is superseded by the information in this Annual Report, and the financial statements and related financial information for the Affected Period contained in such previously filed report should no longer be relied upon.

	As of September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated

Balance Sheet
Total assets	$216,445,723	$—	$216,445,723
Liabilities and shareholders’ equity
Total current liabilities	$161,956	$—	$161,956
Deferred legal fees	—
Deferred underwriting commissions	7,525,000	—	7,525,000
Derivative warrant liabilities	—	16,197,500	16,197,500
Total liabilities	7,686,956	16,197,500	23,884,456
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	203,758,760	(16,197,500)	187,561,260
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	112	162	274
Class B ordinary shares - $0.0001 par value	538	—	538
Additional paid-in-capital	5,190,381	601,798	5,792,179
Accumulated deficit	(191,024)	(601,960)	(792,984)
Total shareholders’ equity	5,000,007	—	5,000,007
Total liabilities and shareholders’ equity	$216,445,723	$—	$216,445,723

	Period From June 24, 2020 (Inception) Through September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated

Unaudited Condensed Statement of Operations
Loss from operations	$(201,002)	$—	$(201,002)
Other (expense) income:
Change in fair value of warrant liabilities	—	—	—
Offering costs associated with derivative warrant liabilities	—	(601,960)	(601,960)
Net gain from investments held in Trust Account	9,978	—	9,978
Total other (expense) income	9,978	(601,960)	(591,982)
Net loss	$(191,024)	$(601,960)	$(792,984)

Basic and Diluted weighted-average Class A ordinary shares outstanding	21,500,000	—	21,500,000
Basic and Diluted net loss per Class A share	$0.00	—	$0.00
Basic and Diluted weighted-average Class B ordinary shares outstanding	5,162,280	—	5,162,280
Basic and Diluted net loss per Class B share	$(0.04)	—	$(0.16)

	Period From June 24, 2020 (Inception) Through September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated

Unaudited Condensed Statement of Cash Flows
Net loss	$(191,024)	$(601,960)	$(792,984)
Offering costs associated with derivative warrant liabilities	—	601,960	601,960
Net cash used in operating activities	(393,915)	—	(393,915)
Net cash used in investing activities	(215,000,000)	—	(215,000,000)
Net cash provided by financing activities	216,459,791	—	216,459,791
Net change in cash	$1,065,876	$—	$1,065,876